Borrowings and debt - Schedule of Reconciliation of Movements of Borrowings and Debt Arising Financing Activities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Movements Of Borrowings And Debt [Roll Forward]
Balance as of January 1	$ 4,388,720	$ 4,396,969	$ 4,458,912
Net (decrease) increase in short-term borrowings and debt	(149,687)	(58,529)	(500,650)
Proceeds from long-term borrowings and debt	587,857	1,191,695	496,342
Payments of long-term borrowings and debt	(1,006,585)	(826,432)	(221,306)
Change in foreign currency rates	200,808	(307,035)	159,407
Fair value adjustment due to hedge accounting relationship	9,486	(3,369)	2,126
Other adjustments	1,587	448	1,525
Interest expense	235,316	197,831	152,081
Interest paid	(237,113)	(202,858)	(151,468)
Balance as of December 31	$ 4,030,389	$ 4,388,720	$ 4,396,969